Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2022
Entity Registrant Name	INDEXIQ ETF TRUST
Entity Central Index Key	0001415995
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 29, 2022
Document Effective Date	Aug. 31, 2022
Prospectus Date	Aug. 31, 2022
IQ Hedge Multi-Strategy Tracker ETF | IQ Hedge Multi-Strategy Tracker ETF
Prospectus:
Trading Symbol	QAI
IQ Hedge Macro Tracker ETF | IQ Hedge Macro Tracker ETF
Prospectus:
Trading Symbol	MCRO
IQ Hedge Market Neutral Tracker ETF | IQ Hedge Market Neutral Tracker ETF
Prospectus:
Trading Symbol	QMN
IQ Hedge Long/Short Tracker ETF | IQ Hedge Long/Short Tracker ETF
Prospectus:
Trading Symbol	QLS
IQ Hedge Event-Driven Tracker ETF | IQ Hedge Event-Driven Tracker ETF
Prospectus:
Trading Symbol	QED
IQ Real Return ETF | IQ Real Return ETF
Prospectus:
Trading Symbol	CPI
IQ Merger Arbitrage ETF | IQ Merger Arbitrage ETF
Prospectus:
Trading Symbol	MNA
IQ Global Resources ETF | IQ Global Resources ETF
Prospectus:
Trading Symbol	GRES
IQ Chaikin U.S. Dividend Achievers ETF | IQ Chaikin U.S. Dividend Achievers ETF
Prospectus:
Trading Symbol	CDVA
IQ Chaikin U.S. Large Cap ETF | IQ Chaikin U.S. Large Cap ETF
Prospectus:
Trading Symbol	CLRG
IQ Chaikin U.S. Small Cap ETF | IQ Chaikin U.S. Small Cap ETF
Prospectus:
Trading Symbol	CSML
IQ FTSE International Equity Currency Neutral ETF | IQ FTSE International Equity Currency Neutral ETF
Prospectus:
Trading Symbol	HFXI
IQ S&P U.S. Preferred Stock Low Volatility High Dividend ETF | IQ S&P U.S. Preferred Stock Low Volatility High Dividend ETF
Prospectus:
Trading Symbol	PRHD
IQ 500 International ETF | IQ 500 International ETF
Prospectus:
Trading Symbol	IQIN
IQ U.S. Mid Cap R&D Leaders ETF | IQ U.S. Mid Cap R&D Leaders ETF
Prospectus:
Trading Symbol	MRND
IQ U.S. Large Cap R&D Leaders ETF | IQ U.S. Large Cap R&D Leaders ETF
Prospectus:
Trading Symbol	LRND
IQ Global Equity R&D Leaders ETF | IQ Global Equity R&D Leaders ETF
Prospectus:
Trading Symbol	WRND
IQ Candriam ESG U.S. Large Cap Equity ETF | IQ Candriam ESG U.S. Large Cap Equity ETF
Prospectus:
Trading Symbol	IQSU
IQ Candriam ESG International Equity ETF | IQ Candriam ESG International Equity ETF
Prospectus:
Trading Symbol	IQSI
IQ Healthy Hearts ETF | IQ Healthy Hearts ETF
Prospectus:
Trading Symbol	HART
IQ Engender Equality ETF | IQ Engender Equality ETF
Prospectus:
Trading Symbol	EQUL
IQ Clean Oceans ETF | IQ Clean Oceans ETF
Prospectus:
Trading Symbol	OCEN
IQ Cleaner Transport ETF | IQ Cleaner Transport ETF
Prospectus:
Trading Symbol	CLNR
IQ S&P High Yield Low Volatility Bond ETF | IQ S&P High Yield Low Volatility Bond ETF
Prospectus:
Trading Symbol	HYLV